Exhibit 99.1

Page 1 of 8 Popular ABS Mortgage Pass-Through Trust, Series 2006-C July 25, 2006

Table of Contents

Distribution Report	2

Factor Report	2

Delinquency by Group	5

Foreclosure Group Report	6

REO Group Report	6

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:

Nayades Ortega

JPMorgan Chase Bank, N.A. - Structured Finance Services

4 New York Plaza, Floor 6

New York, New York 10004

Tel: (212) 623-4482

Email: nayades.x.ortega@jpmorgan.com

Page 2 of 8 Popular ABS Mortgage Pass-Through Trust, Series 2006-C July 25, 2006

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE

A1	117,128,000.00	117,128,000.00	1,470,003.78	473,545.28	1,943,549.06	0.00	0.00	115,657,996.22
A2	29,258,000.00	29,258,000.00	0.00	119,386.46	119,386.46	0.00	0.00	29,258,000.00
A3	49,187,000.00	49,187,000.00	0.00	202,919.62	202,919.62	0.00	0.00	49,187,000.00
A4	24,211,000.00	24,211,000.00	0.00	101,516.06	101,516.06	0.00	0.00	24,211,000.00
M1	31,635,000.00	31,635,000.00	0.00	134,542.79	134,542.79	0.00	0.00	31,635,000.00
M2	17,625,000.00	17,625,000.00	0.00	76,280.52	76,280.52	0.00	0.00	17,625,000.00
M3	3,766,000.00	3,766,000.00	0.00	16,355.63	16,355.63	0.00	0.00	3,766,000.00
M4	5,122,000.00	5,122,000.00	0.00	23,973.38	23,973.38	0.00	0.00	5,122,000.00
M5	3,163,000.00	3,163,000.00	0.00	15,160.17	15,160.17	0.00	0.00	3,163,000.00
M6	4,369,000.00	4,369,000.00	0.00	23,725.73	23,725.73	0.00	0.00	4,369,000.00
B1	3,917,000.00	3,917,000.00	0.00	22,299.37	22,299.37	0.00	0.00	3,917,000.00
B2	6,327,000.00	6,327,000.00	719,650.69	34,833.12	754,483.81	0.00	0.00	5,607,349.31
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

TOTALS	295,708,000.00	295,708,000.00	2,189,654.47	1,244,538.13	3,434,192.60	0.00	0.00	293,518,345.53

X	5,572,861.10	5,572,861.10	0.00	0.00	0.00	0.00	0.00	6,293,346.61

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE

A1	73316MAA5	1,000.00000000	12.55040452	4.04297248	16.59337699	987.44959549	5.390630%
A2	73316MAB3	1,000.00000000	0.00000000	4.08047235	4.08047235	1,000.00000000	5.440630%
A3	73316MAC1	1,000.00000000	0.00000000	4.12547258	4.12547258	1,000.00000000	5.500630%
A4	73316MAD9	1,000.00000000	0.00000000	4.19297262	4.19297262	1,000.00000000	5.590630%
M1	73316MAE7	1,000.00000000	0.00000000	4.25297266	4.25297266	1,000.00000000	5.670630%
M2	73316MAF4	1,000.00000000	0.00000000	4.32797277	4.32797277	1,000.00000000	5.770630%
M3	73316MAG2	1,000.00000000	0.00000000	4.34297132	4.34297132	1,000.00000000	5.790630%
M4	73316MAH0	1,000.00000000	0.00000000	4.68047247	4.68047247	1,000.00000000	6.240630%
M5	73316MAJ6	1,000.00000000	0.00000000	4.79297186	4.79297186	1,000.00000000	6.390630%
M6	73316MAK3	1,000.00000000	0.00000000	5.43047150	5.43047150	1,000.00000000	7.240630%
B1	73316MAL1	1,000.00000000	0.00000000	5.69297166	5.69297166	1,000.00000000	7.590630%
B2	73316MAM9	1,000.00000000	113.74279912	5.50547179	119.24827090	886.25720089	7.340630%

TOTALS		1,000.00000000	7.40478604	4.20867251	11.61345855	992.59521396

X	N/A	1,000.00000000	0.00000000	0.00000000	0.00000000	1,129.28467031	0.000000%

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 3 of 8 Popular ABS Mortgage Pass-Through Trust, Series 2006-C July 25, 2006

Sec. 4.03(a)(i)	Dates
	Record Date	07/24/06
	Determination Date	07/21/06
	Distribution Date	07/25/06
Sec. 4.03(a)(ii)	Funds Allocable to Certificate Principal
	Scheduled Principal	153,107.98
	Curtailments	11,331.25
	Prepayments	1,304,729.72
	Repurchases	0.00
	Liquidation Proceeds	0.00
	Extra Principal Distribution Amount	834.83
Sec. 4.03 (a)(iii)	Interest Distribution Amounts
	Interest Distribution - A-1	473,545.28
	Unpaid Interest - A-1	0.00
	Remaining Unpaid Interest - A-1	0.00
	Interest Distribution - A-2	119,386.46
	Unpaid Interest - A-2	0.00
	Remaining Unpaid Interest - A-2	0.00
	Interest Distribution - A-3	202,919.62
	Unpaid Interest - A-3	0.00
	Remaining Unpaid Interest - A-3	0.00
	Interest Distribution - A-4	101,516.06
	Unpaid Interest - A-4	0.00
	Remaining Unpaid Interest - A-4	0.00
	Interest Distribution – M-1	134,542.79
	Unpaid Interest - M-1	0.00
	Remaining Unpaid Interest - M-1	0.00
	Interest Distribution - M-2	76,280.52
	Unpaid Interest - M-2	0.00
	Remaining Unpaid Interest - M-2	0.00
	Interest Distribution - M-3	16,355.63
	Unpaid Interest - M-3	0.00
	Remaining Unpaid Interest - M-3	0.00

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 4 of 8 Popular ABS Mortgage Pass-Through Trust, Series 2006-C July 25, 2006

	Interest Distribution - M-4	23,973.38
	Unpaid Interest - M-4	0.00
	Remaining Unpaid Interest - M-4	0.00
	Interest Distribution - M-5	15,160.17
	Unpaid Interest - M-5	0.00
	Remaining Unpaid Interest - M-5	0.00
	Interest Distribution - M-6	23,725.73
	Unpaid Interest - M-6	0.00
	Remaining Unpaid Interest - M-6	0.00
	Interest Distribution - B-1	22,299.37
	Unpaid Interest - B-1	0.00
	Remaining Unpaid Interest - B-1	0.00
	Interest Distribution - B-2	34,833.12
	Unpaid Interest - B-2	0.00
	Remaining Unpaid Interest - B-2	0.00
	Interest Reductions
	Net Prepayment Interest Shortfalls	0.00
	Relief Act Reductions	0.00
	Class A-1 Interest Reduction	0.00
	Class A-2 Interest Reduction	0.00
	Class A-3 Interest Reduction	0.00
	Class A-4 Interest Reduction	0.00
	Class M-1 Interest Reduction	0.00
	Class M-2 Interest Reduction	0.00
	Class M-3 Interest Reduction	0.00
	Class M-4 Interest Reduction	0.00
	Class M-5 Interest Reduction	0.00
	Class M-6 Interest Reduction	0.00
	Class B-1 Interest Reduction	0.00
	Class B-2 Interest Reduction	0.00
Sec. 4.03(a)(iv)	Available Funds Shortfall
	Class A-1 Available Funds Shortfall	0.00
	Class A-2 Available Funds Shortfall	0.00
	Class A-3 Available Funds Shortfall	0.00
	Class A-4 Available Funds Shortfall	0.00
	Class M-1 Available Funds Shortfall	0.00
	Class M-2 Available Funds Shortfall	0.00
	Class M-3 Available Funds Shortfall	0.00
	Class M-4 Available Funds Shortfall	0.00

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 5 of 8 Popular ABS Mortgage Pass-Through Trust, Series 2006-C July 25, 2006

	Class M-5 Available Funds Shortfall	0.00
	Class M-6 Available Funds Shortfall	0.00
	Class B-1 Available Funds Shortfall	0.00
	Class B-2 Available Funds Shortfall	0.00
Sec. 4.03(a)(vi)	Pool Principal Balances
	Beginning Pool Balance	301,280,861.10
	Ending Pool Balance	299,811,692.15
	Beginning Loan Count	1,782.00
	Ending Loan Count	1,774.00
Sec. 4.03(a)(vii)	Servicing Fee
	Servicing Fee	125,533.69
Sec. 4.03(a)(ix)	Delinquency Advances
	Group I Delinquency Advances Included in Current Distribution	1,991,125.13
	Group I Aggregate Amount of Advances Outstanding	1,991,125.13
Sec. 4.03(a)(x)	Trustee Fee
	Trustee Fee	5,021.35
Section 4.03(a)(xi) A	Delinquencies

Delinquency by Group

Group 1

Period	Number	Principal Balance	Percentage

0-30 days	56	10,970,035.56	3.66%
31-60 days	6	1,218,049.45	0.41%
61-90 days	0	0.00	0.00%
91+days	1	122,439.26	0.04%
Total	63	12,310,524.27	4.11%

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 6 of 8 Popular ABS Mortgag e Pass-Through Trust, Series 2006-C July 25, 2006

Sec. 4.03 (a)(xi) B	Loans in Foreclosure

Foreclosure Group Report

Group Number	Number of Loans	Principal Balance	Percentage

1	0	0.00	0.00%

Sec. 4.03(a)(xii),(xiii)	Loans in REO

REO Group Report

Group Number	Number of Loans	Principal Balance	Percentage

1	0	0.00	0.00%

	Market Value of Group I REO Loans	0.00
Sec. 4.03(a)(xiv)	Aggregate Stated Principal Balance of the Three Largest Loans
	Group I Three Largest Loans	2,419,529.07
Sec. 4.03(a)(xv)	Net WAC Cap Carryover
	Class A-1 Net WAC Cap Carryover Amounts Due	0.00
	Class A-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 7 of 8 Popular ABS Mortgage Pass-Through Trust, Series 2006-C July 25, 2006

	Class M-4 Net WAC Cap Carryover Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-5 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-6 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class B-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class B-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
Sec. 4.03(a)(xvi)	Aggregate Principal Balance of Balloon Loans with Original Terms <= 36 Months and 60+ Contractually Past Due
	Aggregate Principal Balance of Balloon Loans	0.00
Sec. 4.03 (a)(xvii),(xxiv)	Realized Losses
	Current Period Realized Losses	0.00
	Cumulative Realized Losses	0.00
Sec. 4.03 (a)(xviii)	Swap Payments
	Net Swap Payment(negative = incoming payment)	11,155.70
Sec. 4.03 (a)(xix)	Number of Loans Repurchased
	Number of Loans Repurchased	0.00

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 8 of 8 Popular ABS Mortgage Pass-Through Trust, Series 2006-C July 25, 2006

Sec. 4.03 (a)(xx)	Weighted Average Mortgage Rate of Outstanding Loans (as of first day of related Due Period)
	Weighted Average Mortgage Rate	8.39%
Sec. 4.03 (a)(xxi)	Weighted Average Remaining Term of Outstanding Loans
	Weighted Average Remaining Term	387.00
Sec. 4.03 (a)(xxii),(xxiii),(xxv)	Overcollateralization Amounts
	Overcollateralization Amount	6,293,346.62
	Overcollateralization Target Amount	6,293,346.62
	Overcollateralization Release Amount	0.00
	Overcollateralization Deficiency Amount	0.00
Sec. 4.03 (a)(xxvi)	Trigger Events
	Has a Trigger Event Occurred and is continuing?	NO
	Cumulative Realized Losses as a percentage of the Cut-off Date Pool Balance	0.00%
Sec. 4.03 (a)(xxv)	60+ Day Delinquent Loans
	60+ Day Delinquent Loans as a percentage of the current Pool Balance	0.04%
	Six month rolling average of 60+ Day Delinquent Loans	0.00%
Sec. 4.03 (a)(xxviii)	Final Maturity Reserve Fund
	Amount of Funds deposited	0.00
	Amount of Funds withdrawn	0.00
	Outstanding Balance	0.00
Sec. 4.03 (a)(xxix),(xxx)	Recoveries
	Amount of Recoveries collected during Current Period	0.00
	Cumulative Recoveries	0.00

Sec. 4.03 (a)(xxxiii)	Has the Stepdown Date occurred?	NO
	Has the Optional Termination Date occurred?	NO

Sec. 4.03 (a)(xxxiv)	Senior Enhancement Percentage
	Senior Enhancement Percentage	27.18%
	Senior Specified Enhancement Percentage	54.10%

Prod 2.04	Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.